Property, plant and equipment, net	3 Months Ended
Mar. 31, 2022
Property, plant and equipment, net
Property, plant and equipment, net

5. Property, plant and equipment, net

	3/31/2022	12/31/2021

	(€ in thousands)
Land, buildings and leasehold improvements	17,550	18,048
Plant and machinery	4,117	4,329
Other facilities, factory and office equipment	861	894
Assets under construction and prepayments made	621	448
Total	23,149	23,719
Thereof pledged assets of Property, Plant and Equipment	12,080	12,261

In March 2020, voxeljet registered a first rank land charge amounting to kEUR 10,000 on its land and facility located in Friedberg, Germany as collateral in favor of the European Investment Bank (the ‘EIB’) related to the loan, entered into with the EIB under the Finance Contract, dated November 9, 2017.